GAMNA SERIES FUNDS, INC.

                 Supplement dated December 3, 2001 to the
                    Prospectus dated October 26, 2001

     In the table on page 18 in the section titled "MANAGEMENT OF
THE COMPANY AND THE FUND - Directors and Officers," the entry for
Vincent J. Benefico should read as follows:

NAME, ADDRESS, AGE       POSITION HELD       PRINCIPAL OCCUPATION(S)
                           WITH FUND              PAST 5 YEARS

Vincent J. Benefico        Director       Vice President, Reuters
263 Tresser Blvd.,                       Financial ("Reuters"), a vendor
14th Fl.                                 of financial news and
Stamford, CT 06901                       information,2000-present;
DOB:  11/1/60                            Director, Fixed Income Product
                                         Management, Reuters, 1999-2000,
                                         Product Support Manager,
                                         Reuters, 1997-1999.


     The table on page 24 in the section titled "DISTRIBUTION PLANS" should be deleted and the following table substituted in its place:

     Advertising                                      $67,600
     printing/mailing of Prospectuses to other
       than current shareholders                      $56,835
     compensation retained by underwriter             $0
     compensation to broker-dealers                   $250,162

     The third paragraph and table on page 25 in the section titled "DISTRIBUTION AGREEMENT" should be deleted and the following substituted in their place:

     Provident Distributors, Inc. (the Fund's former distributor) and the Distributor received underwriting commissions representing sales charges on certain Class A Shares and deferred sales charges on certain redemptions of Class B and Class C shares. These commissions were paid out in their entirety to dealers having selling agreements with the Distributor and for certain other related expenses.

                                     Class A       Class B       Class C
                                     Shares        Shares        Shares

                                    Aggregate     Aggregate     Aggregate
Distributor                        Commissions   Commissions   Commissions

Provident
Distributors, Inc.      7/23/99 to
                        6/30/00       $9,914       $43,037      $131,874
Provident
Distributors, Inc.
 (7/1/00 to 12/31/00);
PFPC Distributors, Inc.
 (1/1/01 to 6/30/01)    7/1/00 to
                        6/30/01       $26,076      $32,026       $89,882